ORGANIZATION AND PRINCIPAL ACTIVITIES (Details Narrative) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of detailed information about business combination [line items]
Net current liabilities | ¥		¥ 22,070	¥ 15,840
Total assets less current liabilities | ¥		¥ (21,800)	¥ (15,510)
USD [Member]
Disclosure of detailed information about business combination [line items]
Net current liabilities | $	$ 3,210
Total assets less current liabilities | $	$ (3,170)